Offerings - Offering: 1	Jun. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2032
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,235,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,279.78
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-287632) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.